Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2024	Jan. 08, 2024
Statement of Financial Position [Abstract]
Common stock, par or stated value per share	$ 0.01	$ 0.01
Common stock shares authorized	10,000	10,000
Common stock, shares, issued	10,000	10,000
Common stock, shares, outstanding	10,000	10,000